Events after the reporting period - Narrative (Details) - R / shares	Jun. 04, 2018	May 08, 2018
Disclosure of events after reporting period [Abstract]
Dividends declared (in ZAR per share)		R 0.03
Dividends paid (in ZAR per share)	R 0.03